Stockholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended		45 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Jun. 12, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	110,000,000		110,000,000
Preferred stock, par value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0	0
Shares available for grant	1,409,000		1,409,000	4,500,000
Number of shares repurchased under share repurchase plan			10,663,888
Treasury shares that were previously surrendered by employees to satisfy tax withholdings			574,107
Treasury Stock, Shares	11,237,995	11,135,590	11,237,995
Incremental stock-based compensation expense		$ 0.5
Common stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period for awards	7 years
Unrecognized stock-based compensation, options	$ 3.4		$ 3.4
Recognition period for unrecognized stock-based compensation expense	2 years 6 months 22 days
Common stock options | Period One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term for awards	4 years
Vesting percent	25.00%
Common stock options | Period Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term for awards	1 year
Vesting percent	2.08%
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation, restricted stock units	$ 17.8		$ 17.8
Recognition period for unrecognized stock-based compensation expense	2 years 8 months 1 day
Restricted stock units | Period One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term for awards	4 years
Vesting percent	25.00%
Restricted stock units | Period Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term for awards	1 year
Vesting percent	25.00%